PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

July 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) CIK No. 0000828806

Ladies and Gentlemen:

On behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 59 (the “Amendment”) to the Funds’ Registration Statement on Form N-1A. This Amendment is being filed in order to update Premier Portfolio and Premier Tax-Exempt Portfolio (“the Funds”) in order to comply with the Money Market Fund Regulatory Reforms.

Please contact the undersigned at (630) 684-6301, if you have any questions regarding this filing.

Very truly yours,

/s/ Elizabeth Nelson
Elizabeth Nelson
Assistant General Counsel